Cover	Oct. 14, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 14, 2026
Entity File Number	000-19871
Entity Registrant Name	MICROBOT MEDICAL INC.
Entity Central Index Key	0000883975
Entity Tax Identification Number	94-3078125
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	175 Derby St.
Entity Address, Address Line Two	Bld. 27
Entity Address, City or Town	Hingham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02043
City Area Code	(781)
Local Phone Number	875-3605
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	MBOT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false